Loans payable (Details) £ in Millions, $ in Millions							12 Months Ended		13 Months Ended
	Dec. 06, 2024 USD ($)	Mar. 08, 2024 USD ($)	Jan. 31, 2024 USD ($)	Dec. 01, 2023 USD ($)	Oct. 01, 2023 GBP (£)	Aug. 21, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)
Financial Institutions [Member] | Financial Institutions [Member]
Disclosure of Loans payable [Line Items]
Total of Loans							$ 261.0
Debt issuance costs on loans							3.6
Financial Institutions [Member] | Repaid credit agreements [Member]
Disclosure of Loans payable [Line Items]
Total of Loans							35.0
Banco Santander S.A. [Member] | Unsecured credit facility [Member]
Disclosure of Loans payable [Line Items]
Loans payable interest rate				2.60%
Total of Loans				$ 100.0			$ 75.0	$ 25.0	$ 100.0
Banco Santander S.A. [Member] | Revolving credit facility [Member]
Disclosure of Loans payable [Line Items]
Loans payable interest rate		2.60%
Total of Loans		$ 25.0
Mizuho Bank, Ltd. and Citibank, N.A [Member] | Standby letters of credit (SBLCs) [Member]
Disclosure of Loans payable [Line Items]
Loans payable interest rate					2.50%
Total of Loans | £					£ 22
Mizuho Bank, Ltd. and Citibank, N.A [Member] | standby letters of credit (SBLCs) one [Member]
Disclosure of Loans payable [Line Items]
Total of Loans | £					£ 11
Mizuho Bank, Ltd. and Citibank, N.A [Member] | Term loans [Member]
Disclosure of Loans payable [Line Items]
Loans payable interest rate			2.50%
Total of Loans			$ 76.0
Mizuho Bank, Ltd. and Citibank, N.A [Member] | Term loan 1 [Member]
Disclosure of Loans payable [Line Items]
Total of Loans			$ 38.0
Mizuho Bank [Member] | Revolving credit facility [Member]
Disclosure of Loans payable [Line Items]
Loans payable interest rate	2.25%
Total of Loans	$ 50.0
Banco de Chile [Member] | Working capital facility [Member]
Disclosure of Loans payable [Line Items]
Loans payable interest rate						3.60%
Total of Loans						$ 5.0